NEWBUILDINGS	12 Months Ended
Dec. 31, 2011
NEWBUILDINGS [Abstract]
NEWBUILDINGS
13.	NEWBUILDINGS

The carrying value of newbuildings represents the accumulated costs which the Company has paid in purchase installments and other capital expenditures, together with capitalized loan interest. Interest capitalized in the cost of newbuildings amounted to $0.4 million in 2011 (2010: $0.3 million; 2009: $0.6 million).

At December 31, 2011, there were 10 (2010: 10) newbuilding contracts with accumulated costs of $123.8 million (2010: $90.6 million). During 2011, four drybulk carriers were delivered and contracts for the construction of four container vessels were agreed.